Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Real Estate Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.84%	[1]
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.08%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.